ORGANIZATION AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Summary of variable interest entities and subsidiaries

As of June 30, 2023, the Company’s principal subsidiaries, VIE and VIE’s subsidiary are as follows:

			Percentage of
	Date of	Place of	legal ownership
	incorporation	incorporation	by the Company	Principal activities
Subsidiaries
Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British Virgin Islands	100%	Investment holding
Gracell Biotechnologies (HK) Limited (“Gracell HK”)	June 7, 2018	Hong Kong	100%	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines
Hainan Gracell Biomedicine Co., Ltd.	June 25, 2021	The PRC	100%	Research and development of innovative medicines
Suzhou Gracell Bioscience Co., Ltd.	July 12, 2021	The PRC	100%	Research and development of innovative medicines
VIE
Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines
VIE’s subsidiary
Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines

Summary of financial statements of the variable interest entity and subsidiaries

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	110,479	88,872	12,256
Short-term investments	3,559	3,574	493
Amounts due from Group companies	93,705	93,705	12,923
Prepayments and other current assets	20,675	26,042	3,591
Total current assets	228,418	212,193	29,263
Property, equipment and software	44,742	39,258	5,414
Operating lease, right-of-use assets	7,911	5,801	800
Other non-current assets	2,746	4,349	600
TOTAL ASSETS	283,817	261,601	36,077
LIABILITIES
Current liabilities:
Amounts due to related parties	676,174	776,470	107,080
Short-term borrowings	104,600	90,000	12,412
Operating lease liabilities, current	4,998	3,259	449
Current portion of long-term borrowings	7,844	13,004	1,793
Accruals and other current liabilities	41,425	24,654	3,401
Total current liabilities	835,041	907,387	125,135
Long-term borrowings	46,505	39,958	5,510
Amounts due to Group companies	59,500	59,500	8,205
Operating lease liabilities, non-current	4,436	2,542	351
TOTAL LIABILITIES	945,482	1,009,387	139,201

	For the six months ended
	June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Net loss	(134,070)	(86,121)	(11,876)

	For the six months ended
	June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Net cash used in operating activities	(68,293)	(2,104)	(290)
Net cash used in investing activities	(4,847)	(3,516)	(485)
Net cash generated from/(used in) financing activities	83,988	(15,987)	(2,204)